Registration Nos. 333-84639
                                                           811-9521
                Securities and Exchange Commission
                       Washington, DC 20549

                            FORM N-1A

                REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933                X

                 Pre-Effective Amendment No. ____          ___
                  Post-Effective Amendment No. 6            X
                              and/or

                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940            X

                         Amendment No. 8                    X

                 (Check appropriate box or boxes)

                        MANAGERS AMG FUNDS
---------------------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
---------------------------------------------------------------
             (Address of Principal Executive Offices)

                      Philip H. Newman, Esq.
                    Elizabeth Shea Fries, Esq.
                   Goodwin, Procter & Hoar LLP
                          Exchange Place
                      Boston, MA 02109-2881
---------------------------------------------------------------
             (Name and Address of Agent for Service)

      As soon as practicable after the effective date of this
                      Registration Statement
---------------------------------------------------------------
          (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

__ Immediately upon filing pursuant to  __ On (date) pursuant to
   paragraph (b)                           paragraph (b)

__ 60 days after filing pursuant to     __ On (date) pursuant to
   paragraph (a)(1)                        paragraph (a)(1)

X  75 days after filing pursuant to     __ On (date) pursuant to paragraph
   paragraph (a)(2) of Rule 485            (a)(2) of Rule 485

If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       MANAGERS AMG FUNDS

                FRONTIER SMALL COMPANY VALUE FUND
                      FRONTIER GROWTH FUND
                      _____________________

                           PROSPECTUS

                     DATED JANUARY __, 2001



    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS
IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

                        TABLE OF CONTENTS
                                                               Page

KEY INFORMATION                                                 1
     SUMMARY OF THE GOALS, PRINCIPAL STRATEGIES AND
     PRINCIPAL RISK FACTORS OF THE FUNDS                        1

PERFORMANCE SUMMARY                                             4
     SMALL COMPANY VALUE FUND                                   4
     GROWTH FUND                                                4

FEES AND EXPENSES OF THE FUNDS                                  6
     FEES AND EXPENSES                                          6
     EXAMPLE                                                    6

FRONTIER SMALL COMPANY VALUE FUND                               7
     OBJECTIVE                                                  7
     PRINCIPAL INVESTMENT STRATEGIES                            7
     SHOULD YOU INVEST IN THIS FUND?                            7

FRONTIER GROWTH FUND                                            8
     OBJECTIVE                                                  8
     PRINCIPAL INVESTMENT STRATEGIES                            8
     SHOULD YOU INVEST IN THIS FUND?                            8

MANAGERS AMG FUNDS                                              9
     SMALL COMPANY VALUE FUND                                   9
     GROWTH FUND                                                9

PAST PERFORMANCE OF FRONTIER                                   10

YOUR ACCOUNT                                                   12
     MINIMUM INVESTMENTS IN THE FUNDS                          12

HOW TO PURCHASE SHARES                                         13

DISTRIBUTION PLAN                                              13

HOW TO SELL SHARES                                             14

INVESTOR SERVICES                                              14

THE FUNDS AND THEIR POLICIES                                   15

ACCOUNT STATEMENTS                                             15

DIVIDENDS AND DISTRIBUTIONS                                    16

TAX INFORMATION                                                16


                         KEY INFORMATION

     This Prospectus contains important information for anyone interested in investing in the FRONTIER SMALL COMPANY VALUE FUND (the "Small Company Value Fund") and/or the FRONTIER GROWTH FUND (the "Growth Fund"), each a series of MANAGERS AMG FUNDS. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Funds on your own goals, risk preferences and investment time horizons.

SUMMARY OF THE GOALS, PRINCIPAL STRATEGIES AND PRINCIPAL RISK
FACTORS OF THE FUNDS

     The following is a summary of the goals, principal strategies and principal risk factors of the Funds.


FUND                 GOALS       PRINCIPAL STRATEGIES    PRINCIPAL RISK
                                                         FACTORS
-----                ------      ---------------------   ---------------
SMALL              Long-term     Invests primarily in     Market Risk
COMPANY            capital       equity securities of     Management Risk
VALUE FUND       appreciation    small capitalization     Sector Risk
                                 companies                Small-Cap
                                                          Company Risk
                                 Invests primarily in     Value Stock
                                 companies that, at the   Risk
                                 time of purchase, have
                                 market capitalizations
                                 between $100 million
                                 and $1.5 billion and
                                 are priced below three
                                 (3) times book value

                                 Ordinarily invests in
                                 50 to 100 companies
                                 that are selected from
                                 all sectors of the
                                 market based upon a
                                 bottom-up analysis of
                                 each company's
                                 fundamentals;
                                 currently, the fund
                                 focuses on companies
                                 in the financial
                                 services, consumer
                                 discretionary,
                                 technology, producer
                                 durables, utilities
                                 and materials and
                                 processing sectors

GROWTH FUND       Long-term      Invests primarily in     Market Risk
                  capital        common stocks of U.S.    Management Risk
               appreciation      companies with the       Growth Stock
                                 potential for long-      Risk
                                 term growth              Large and Mid-
                                                          Cap Stock Risk
                                 Invests primarily in     Sector Risk
                                 companies with
                                 capitalizations of at
                                 least $5 billion,
                                 although it may invest
                                 in companies of any
                                 size

                                 Ordinarily invests in
                                 80 to 120 companies
                                 that are believed to
                                 have superior earnings
                                 growth potential;
                                 companies are selected
                                 from all sectors of
                                 the market based upon
                                 a bottom-up analysis
                                 of each company's
                                 fundamentals;
                                 currently the Fund
                                 focuses on companies
                                 in the technology,
                                 health care, consumer
                                 growth, producer
                                 durables, financial
                                 services and
                                 communications sectors

     All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Funds. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. The following is a discussion of the principal risk factors of the Funds.

GROWTH STOCK RISK (GROWTH FUND)

     Growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher
expectations.   If such expectations are not met, or if
expectations are lowered, the prices of the securities will drop. In addition, growth stocks tend to be more sensitive than other stocks to increases in interest rates, which will generally cause the prices of growth stocks to fall. To the extent that the Growth Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Growth Fund may underperform other stock funds (such as value funds) when stocks of growth companies are out of favor.

LARGE AND MID-CAP STOCK RISK (GROWTH FUND)

     During good market and economic conditions, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies. For these and other reasons, the Growth Fund may underperform other stock funds (such as small-company stock funds) when stocks of large and medium-sized companies are out of favor.

MARKET RISK

     The Funds are subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Funds' portfolios of investments is also likely to decrease in value. The increase or decrease in the value of the Funds' investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

MANAGEMENT RISK

     The Funds are subject to management risk because they are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Funds to underperform other funds with similar objectives. The success of the Funds' investment strategy depends significantly on the skill of Frontier Capital Management Company, LLC ("Frontier") in assessing the potential of the securities in which the Funds invest. Frontier will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired result.

SECTOR RISK

     Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

SMALL-CAP COMPANY RISK (SMALL COMPANY VALUE FUND)

     Small capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Small Company Value Fund may underperform other stock funds (such as large-company stock funds) when stocks of smaller companies are out of favor.

VALUE STOCK RISK (SMALL COMPANY VALUE FUND)

     "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. With value investing, a stock may not achieve its expected value because the circumstances causing it to be underpriced do not change. For this reason, the Small Company Value Fund may underperform other stock funds (such as larger company growth stock funds) when smaller company value stocks are out of favor.

                       PERFORMANCE SUMMARY

SMALL COMPANY VALUE FUND

     Because the Small Company Value Fund has not completed a full calendar year's operations, performance information is not included in this Prospectus. Information regarding Frontier's performance with respect to a proprietary benefit plan account that was continuously managed by Frontier with investment objectives, policies and strategies substantially similar to those of the Small Company Value Fund is provided elsewhere in this prospectus. See "Past Performance of Frontier."


GROWTH FUND

     The following bar chart illustrates the risks of investing in the Growth Fund by showing, for periods prior to the Growth Fund's inception on September 19, 2000, the year-by-year total return of Frontier Growth Fund, L.P., the predecessor to the Growth Fund. The chart illustrates how the performance of the predecessor fund has varied over the past ten years, assuming that all dividend and capital gain distributions have been reinvested. The predecessor fund began operations on March 7, 1988, and its objectives, policies, guidelines and restrictions were, in all material respects, the same as the Growth Fund's. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method, except that quarterly rather than daily fund values were used. Past performance does not guarantee future results.

            ANNUAL RETURNS - LAST TEN CALENDAR YEARS*

            1990             0.90%
            1991            56.68%
            1992             8.77%
            1993             5.34%
            1994            (5.13)%
            1995            26.08%
            1996            16.25%
            1997            15.47%
            1998            31.65%
            1999            42.59%


     For the period January 1, 2000 through June 30, 2000, the
total return was 16.07%.
         Best Quarter*:      33.23%     (4th Quarter 1998)
         Worst Quarter*:    (18.18)%    (3rd Quarter 1998)

     *Reflects performance of predecessor fund for periods prior to the Growth Fund's inception on September 19, 2000.

     The following table compares the Growth Fund's performance to that of a broadly based securities market index. Again, the table assumes that dividends and capital gain distributions have been reinvested for the Growth Fund and the applicable Index. As always, the past performance of the Growth Fund is not an indication of how the Growth Fund will perform in the future.


    AVERAGE ANNUAL TOTAL RETURNS (AS A PERCENTAGE) AS OF 12/31/99*

                    1 YEAR           5 YEARS         10 YEARS
                    ------           --------        ---------
Growth Fund         42.59%           26.01%           18.50%
S&P 500 Index       21.03%           28.58%           18.22%

     *Reflects performance of predecessor fund for periods prior to the Growth Fund's inception on September 19, 2000.

                 FEES AND EXPENSES OF THE FUNDS

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY
IF YOU BUY AND HOLD SHARES OF THE FUNDS.

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of the offering price)                    None
Maximum Deferred Sales Charge (Load)                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     and Other Distributions                                    None
Maximum Account Fee                                             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
                                    SMALL COMPANY   VALUE GROWTH
                                        FUND            FUND
                                    -------------   ------------
Management Fee                       1.10%          0.85%
Distribution (12b-1) Fees            0.25%          0.25%
Other Expenses                       0.32%1         0.19%1
Total Annual Fund Operating Expenses 1.67%          1.29%
                                     -----          -----
Fee Waiver and Reimbursement        (0.12)%2        (0.05)%2
                                    ------          ------
Net Annual Fund Operating Expenses   1.55%          1.24%
                                    ======          =====

     1Because the Funds are new, the "Other Expenses" of the Funds are based on annualized projected expenses and average net assets for the fiscal year ending September 30, 2001.

     2The Managers Funds LLC and Frontier have contractually agreed for a period of not less than eighteen (18) months, to limit Net Annual Fund Operating Expenses to 1.55% and 1.24% of the Small Company Value Fund's and the Growth Fund's average annual net assets, respectively, subject to later reimbursement by the respective Fund in certain circumstances. See "Managers AMG Funds."

EXAMPLE

     The following Example will help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:


                    1 YEAR    3 YEARS
                    ------    -------
Small Company       $158     $239
Value Fund
Growth Fund          $126    $191


     The Example reflects the impact of each Fund's contractual expense limitation for the initial eighteen (18) month period covered by the Example.

     The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

                FRONTIER SMALL COMPANY VALUE FUND

OBJECTIVE

     The Small Company Value Fund's objective is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Small Company Value Fund invests primarily in equity securities of small capitalization companies that Frontier believes are undervalued. The Small Company Value Fund primarily invests in companies that, at the time of purchase, have market capitalizations between $100 million and $1.5 billion and are priced below three (3) times book value. The Small Company Value Fund's equity investments will consist of common stocks, preferred stocks and convertible preferred stocks. Ordinarily, the Small Company Value Fund invests in 50 to 70 companies that are selected based upon a bottom-up analysis of each company's fundamentals. Currently, the Small Company Value Fund focuses on companies in the financial services, consumer discretionary, technology, producer durables, utilities and materials and processing sectors.

     Frontier serves as sub-adviser to the Small Company Value
Fund. Frontier's investment process will emphasize valuation and earnings potential. Frontier evaluates companies for investment using traditional bottom-up fundamenta to the New Fund are reflected on the attached Schedule A.

Please acknowledge your agreement to render such advisory services to the New Fund by executing this letter agreement in the space provided below and then returning it to the undersigned.

Sincerely,

The Managers Funds LLC

By:  _______________________________
   Name:
   Title:

ACKNOWLEDGED AND ACCEPTED

Frontier Capital Management Company, LLC

By:  _______________________________
   Name:
   Title:
   Date:

                           SCHEDULE A


FRONTIER SMALL COMPANY VALUE FUND

Advisory Fees pursuant to Section 3

     The Adviser shall pay to the Sub-Adviser an annual gross investment sub-advisory fee equal to 1.10% of the average daily net assets of the Frontier Small Company Value Fund. Such fee shall be accrued daily and paid as soon as practical after the last day of each calendar month.

   The Sub-Adviser may voluntarily waive all or a portion of the sub-advisory fee payable from time to time hereunder. The Adviser agrees that, during any period in which the Sub-Adviser has voluntarily waived all or a portion of the sub-advisory fee hereunder, if requested by the Sub-Adviser, the Adviser will waive an equal amount (or such lesser amount as the Sub-Adviser may request) of the advisory fee payable by the Trust to the Adviser with respect to the Fund under the Advisory Agreement.

   The Sub-Adviser agrees that, during any period in which the Adviser has waived all or a portion of the advisory fee payable by the Trust to the Adviser under the Advisory Agreement with respect to the Fund, if requested by the Adviser, the Sub-Adviser will waive a pro rata share (or such lesser share as the Adviser may request) of the sub-advisory fee payable hereunder with respect to the Fund, such that the amount waived by the Sub-Adviser shall bear the same ratio to the total amount of the sub-advisory fees payable hereunder with respect to the Fund as the amount waived by the Adviser bears to all fees payable to the Adviser under the Advisory Agreement with respect to the Fund.

   The Adviser agrees that, in addition to any amounts otherwise payable to the Sub-Adviser with respect to the Fund hereunder, the Adviser shall pay the Sub-Adviser all amounts previously waived by the Sub-Adviser to the extent that such amounts are subsequently paid by the Trust to the Adviser under the Advisory Agreement, it being further agreed that, with respect to any such amounts subsequently paid by the Trust to the Adviser, the amount to be paid by the Adviser to the Sub-Adviser shall bear the same ratio to the total amount paid by the Trust as the total amount previously waived by the Sub-Adviser bears to the total amount of the fees previously waived by the Adviser under the Advisory Agreement with respect to the Fund.

          The Sub-Adviser agrees that, during any period in which the Adviser has agreed to pay or reimburse the Trust for expenses of the Fund, if requested by the Adviser, the Sub-Adviser shall pay or reimburse the Trust for the entire amount of all such expenses of the Fund (or such lesser amount as the Adviser may request). The Adviser agrees that, in addition to any amounts otherwise payable to the Sub-Adviser with respect to the Fund hereunder, the Adviser shall pay the Sub-Adviser all amounts previously paid or reimbursed by the Sub-Adviser to the extent that such amounts are subsequently paid by the Trust to the Adviser under the Advisory Agreement.

Exhibit e.3
------------


                        LETTER AGREEMENT

                Frontier Small Company Value Fund

                     Distribution Agreement

January __, 2001

The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854
Attn:  Peter Lebovitz

Re: Distribution Agreement between The Managers Funds LLC and Managers AMG Funds, dated as of October 19, 1999

Ladies and Gentlemen:

Managers AMG Funds (the "Trust") hereby advises you that it is creating a new series to be named Frontier Small Company Value Fund (the "New Fund"), and that the Trust desires The Managers Funds LLC ("Managers") to provide distribution services with respect to the New Fund pursuant to the terms and conditions of the Distribution Agreement between the Trust and Managers dated October 19, 1999. The Trust agrees to pay Managers 0.25% of the average daily value of net assets represented by shares of the New Fund as payment for the services to be performed by Managers pursuant to the Distribution Agreement with respect to the New Fund.

Please acknowledge your agreement to provide the services contemplated by the Distribution Agreement with respect to the New Fund by executing this letter agreement in the space provided below and then returning it to the undersigned.

Sincerely,

Managers AMG Funds

By:  _______________________________
   Name:
   Title:

ACKNOWLEDGED AND ACCEPTED

The Managers Funds LLC

By:  _______________________________
   Name:
   Title:
   Date:

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 16h day of November, 2000.

                              MANAGERS AMG FUNDS


                              BY:/s/John Kingston, III
					   ---------------------
                                 John Kingston, III
                                 Secretary

     Signature                    Title                 Date
     ---------                    -----                 ----

/s/Jack W. Aber
---------------
Jack W. Aber*                    Trustee             November 16, 2000

/s/William E. Chapman, II
-------------------------
William E. Chapman, II*          Trustee             November 16, 2000

/s/Sean M. Healey
--------------------
Sean M. Healey*                  Trustee             November 16, 2000

/s/Edward J. Kaier
-------------------
Edward J. Kaier*                 Trustee             November 16, 2000

/s/Eric Rakowski
----------------
Eric Rakowski*                   Trustee             November 16, 2000

/s/Peter M. Lebovitz
--------------------
Peter M. Lebovitz*        President and Principal     November 16, 2000
                            Executive Officer

/s/Donald S. Rumery
-------------------
Donald S. Rumery*         Treasurer, Principal       November 16, 2000
                          Financial Officer and      2000
                      Principal Accounting Officer

/s/John Kingston, III
---------------------
*By John Kingston, III pursuant to Power of Attorney filed herewith